Fees Summary	Jan. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 365,355,000.00
Previously Paid Amount	33,660.84
Total Fee Amount	50,455.53
Total Offset Amount	0.00
Net Fee	$ 16,794.69